Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
North America [Member]
Concentration Risk, Percentage	87.00%	76.00%
Asia Pacific [Member]
Concentration Risk, Percentage	2.00%	9.00%
Europe [Member]
Concentration Risk, Percentage	11.00%	15.00%
Customer A [Member]
Concentration Risk, Percentage	0.00%	14.00%